Investments in Affiliates Transactions with Affiliates (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
Sales to affiliates	$ 57	$ 47	$ 69
Purchases from affiliates	$ 55	$ 54	$ 56